UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06540

Name of Fund: BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Quality Fund III, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.4%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$3,605	$3,958,542

Alaska — 1.3%
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	10,150	11,879,053

Arizona — 2.8%
Downtown Phoenix Hotel Corp., RB, Senior Series A (FGIC), 5.00%, 7/01/36	21,355	18,135,093
Maricopa County & Phoenix Industrial Development Authorities, Refunding RB, S/F, Series A-2, AMT (Ginnie Mae), 5.80%, 7/01/40	2,320	2,363,384
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	3,725	3,899,516
5.25%, 10/01/28	1,600	1,693,360

		26,091,353

California — 13.1%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.47%, 10/01/24 (a)	10,000	8,423,700
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	1,550	1,647,681
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	5,835	5,953,567
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/32	9,865	9,973,614
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	3,545	3,644,012
California Statewide Communities Development Authority, RB (AGM):
St. Joseph Health System, Series E, 5.25%, 7/01/47	9,000	9,275,940

Municipal Bonds	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB (AGM) (concluded):
Sutter Health, Series D, 5.05%, 8/15/38	$750	$773,333
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,900	1,985,272
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	11,965	12,285,662
County of Sacramento California, RB, Senior Series A (AGM), 5.00%, 7/01/41	15,000	15,295,800
Fairfield-Suisun Unified School District California, GO, Election of 2002 (NPFGC), 5.50%, 8/01/28	5,800	6,266,552
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	14,000	13,545,840
Mendocino-Lake Community College District, GO, Election of 2006, Series A (NPFGC), 5.00%, 8/01/31	1,485	1,517,328
Norwalk-La Mirada Unified School District California, GO, Refunding, CAB, Election of 2002, Series E (AGC), 6.47%, 8/01/38 (b)	7,620	1,403,223
Oceanside Unified School District California, GO, Series A (AGC), 5.25%, 8/01/33	2,500	2,673,775
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	3,645	3,647,515
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	7,530	7,631,956
Riverside County Public Financing Authority, Tax Allocation Bonds, Redevelopment Projects (Syncora), 5.00%, 10/01/35	10,000	8,475,400
State of California, GO, Series 2007-2 (NPFGC), 5.50%, 4/01/30	10	10,317
Stockton Public Financing Authority California, RB, Parking & Capital Projects (NPFGC), 5.25%, 9/01/34	5,000	5,006,500

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
ISD	Independent School District
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single Family

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

California (concluded)
West Valley-Mission Community College District, GO, Election of 2004, Series A (AGM), 5.00%, 8/01/30	$3,600	$3,766,284

		123,203,271

District of Columbia — 1.1%
Metropolitan Washington Airports Authority, RB, Series B, AMT (AMBAC), 5.00%, 10/01/32	10,000	10,204,800

Florida — 15.7%
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/33	15,000	15,603,600
City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	14,250	14,277,218
City of Tallahassee Florida, RB (NPFGC), 5.00%, 10/01/32	3,300	3,414,939
Collier County School Board, COP (AGM), 5.00%, 2/15/23	5,000	5,338,150
County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,250	2,409,300
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	6,000	6,961,020
Series B-1, 5.75%, 7/01/33	3,700	4,039,623
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.75%, 6/01/39	5,200	5,595,668
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/25	7,500	7,683,150
Miami International Airport, AMT (NPFGC), 5.38%, 10/01/27	1,000	1,018,850
Miami International Airport, Series A, AMT (AGM), 5.50%, 10/01/41	19,020	19,584,894
Water & Sewer System (AGM), 5.00%, 10/01/39	11,700	12,290,850
County of Miami-Dade Florida, Refunding RB:
(AGM), 5.00%, 7/01/35	2,800	2,846,172
Miami International Airport, AMT (AGC), 5.00%, 10/01/40	11,000	10,948,740
Miami International Airport, Series A, AMT (AGC), 5.00%, 10/01/35	2,100	2,099,916
Series C (BHAC), 6.00%, 10/01/23	20,095	23,574,449
County of Orange Florida, Refunding RB, Series B (NPFGC), 5.13%, 1/01/32	2,000	2,058,740
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/31	2,390	2,531,177
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	5,135	5,402,482

		147,678,938

Georgia — 1.6%
City of Atlanta Georgia, RB, General, Series B (AGM), 5.25%, 1/01/33	12,500	12,907,250

Municipal Bonds	Par (000)	Value

Georgia (concluded)
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	$2,275	$2,365,431

		15,272,681

Illinois — 16.0%
Chicago Board of Education Illinois, GO, Refunding, CAB, School Reform, Series A (NPFGC), 5.39%, 12/01/22 (b)	10,515	5,880,303
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT (NPFGC):
5.25%, 1/01/27	16,685	17,050,068
6.00%, 1/01/27	26,230	27,505,565
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC) (b):
5.55%, 1/01/29	5,000	1,865,350
5.68%, 1/01/33	7,950	2,262,014
City of Chicago Illinois, GO, Refunding, Series B (AGM), 5.00%, 1/01/24	12,950	13,548,031
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series C-2, AMT (AGM), 5.25%, 1/01/30	16,400	16,671,584
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	3,700	3,956,151
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	5,250	5,848,605
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.00%, 2/01/35	21,200	21,829,216
5.25%, 2/01/35	15,000	15,540,150
Kane, Kendall, Etc. Counties Community College District No. 516 Illinois, GO, CAB, Series E (NPFGC), 5.21%, 12/15/25 (b)	8,750	4,124,662
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project:
Series A (NPFGC) (b):
5.75%, 6/15/32	14,000	3,947,440
6.00%, 12/15/34	10,000	2,368,300
Series B (AGM) (b):
5.83%, 6/15/27	3,575	1,434,004
6.25%, 6/15/44	9,430	1,206,097
Regional Transportation Authority, RB, Series C (NPFGC), 7.75%, 6/01/20	1,000	1,301,380
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	3,500	3,662,855

		150,001,775

Indiana — 2.3%
City of Indianapolis Indiana, Refunding RB, Second Lien, Series B (AGC), 5.25%, 8/15/27	5,000	5,376,550
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	9,200	9,405,160
Series B, 5.75%, 1/01/34	1,050	1,136,047

2	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$5,000	$5,492,550

		21,410,307

Iowa — 1.5%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	12,650	13,807,601

Kentucky — 1.6%
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/28	4,000	4,410,440
Louisville & Jefferson County Metropolitan Sewer District Kentucky, RB, Series A (NPFGC), 5.25%, 5/15/37	10,000	10,577,900

		14,988,340

Louisiana — 1.4%
New Orleans Aviation Board Louisiana, RB, New Orleans Aviation, Series A, AMT (AGM), 5.25%, 1/01/32	13,335	13,548,893

Maryland — 0.5%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 5.75%, 9/01/39	4,650	4,915,376

Massachusetts — 4.9%
Massachusetts HFA, RB:
S/F Housing, Series 128, AMT (AGM), 4.88%, 12/01/38 (c)	12,405	12,264,079
Series B, 7.00%, 12/01/38	3,440	3,890,503
Massachusetts HFA, Refunding RB:
Housing Development, Series B (NPFGC), 5.40%, 12/01/28	1,835	1,834,963
Rental Housing, Series A, AMT (AGM), 5.15%, 7/01/26	18,245	18,615,191
Massachusetts Port Authority, Refunding RB, BOSFUEL Project, AMT (NPFGC), 5.00%, 7/01/38	9,925	9,620,600

		46,225,336

Michigan — 7.8%
City of Detroit Michigan, RB Series B (AGM):
Second Lien, 6.25%, 7/01/36	1,075	1,195,712
Second Lien, 7.00%, 7/01/36	500	585,365
Senior Lien, 7.50%, 7/01/33	1,800	2,193,444
City of Detroit Michigan, Refunding RB:
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,500	1,789,275
Senior Lien, Series D (AGM), 5.00%, 7/01/23	9,085	9,433,955
Series C (NPFGC), 5.00%, 7/01/22	4,540	4,715,789
Series D (NPFGC), 5.00%, 7/01/33	5,000	5,047,550
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	1,160	1,196,876

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Michigan Higher Education Student Loan Authority, RB, Student Loan, Series XVII-Q, AMT (AMBAC), 5.00%, 3/01/31	$4,325	$4,238,154
Michigan State Building Authority, Refunding RB, Facilities Program, Series I:
6.25%, 10/15/38	3,125	3,487,469
(AGC), 5.25%, 10/15/24	1,750	1,919,715
(AGC), 5.25%, 10/15/25	3,250	3,538,048
Michigan Strategic Fund, Refunding RB, AMT, Detroit Edison Co. (Syncora):
Project, Series A, 5.50%, 6/01/30	8,000	8,001,840
Pollution, Series C, 5.65%, 9/01/29	2,935	2,943,805
State of Michigan, RB, GAN (AGM):
5.25%, 9/15/22	10,000	10,995,700
5.25%, 9/15/26	6,650	7,145,225
Wayne County Airport Authority, Refunding RB, AMT (AGC), 5.38%, 12/01/32	5,000	4,945,600

		73,373,522

Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,500	6,267,250

Missouri — 0.0%
Missouri Housing Development Commission, RB, S/F Homeowner Loan, Series C-1, AMT (Ginnie Mae), 7.15%, 3/01/32	70	71,958

Nevada — 4.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,250	2,516,107
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	5,170	5,356,172
Southwest Gas Corp. Project, Series A, AMT (AMBAC), 5.25%, 7/01/34	7,500	7,422,225
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/30	20,000	20,293,200
Subordinate Lien, Series A2 (BHAC), 5.00%, 7/01/30	750	770,948
Las Vegas Convention & Visitors Authority, RB (AMBAC), 5.00%, 7/01/37	10,000	10,023,200

		46,381,852

New Jersey — 3.2%
New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/34	4,000	3,893,920
New Jersey EDA, Refunding RB, School Facilities Construction, Series N-1:
(AMBAC), 5.50%, 9/01/24	10,000	11,593,300
(NPFGC), 5.50%, 9/01/28	2,165	2,468,685

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2010	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGC), 5.71%, 12/15/25 (b)	$15,735	$7,487,500
Series A (NPFGC), 5.75%, 6/15/25	4,250	4,969,397

		30,412,802

New York — 2.6%
City of New York New York, GO:
Series J, 5.25%, 5/15/24	10,000	11,048,800
Series M (AGC), 5.00%, 4/01/30	5,000	5,301,250
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	7,250	8,101,077

		24,451,127

North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43 (d)	4,675	4,494,311

Ohio — 0.3%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	2,775	2,844,653

Pennsylvania — 3.0%
Pennsylvania HFA, RB, S/F Mortgage, Series 70A, AMT, 5.80%, 4/01/27	4,740	4,741,991
Pennsylvania Turnpike Commission, RB:
Series A (AMBAC), 5.50%, 12/01/31	15,600	16,842,696
Sub-Series C (AGC), 6.25%, 6/01/38	5,695	6,584,103

		28,168,790

Puerto Rico — 2.7%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC):
6.00%, 7/01/26	3,325	3,580,526
6.00%, 7/01/27	3,720	4,116,515
6.00%, 7/01/28	2,750	2,966,810
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	10,195	11,652,171
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.70%, 8/01/41 (b)	7,500	1,204,725
First Sub-Series C, 6.00%, 8/01/39	1,180	1,328,350

		24,849,097

South Carolina — 1.0%
Charleston Educational Excellence Finance Corp., RB, Charleston County School (AGC):
5.25%, 12/01/28	3,895	4,198,459
5.25%, 12/01/29	3,215	3,436,096
5.25%, 12/01/30	1,160	1,232,952

Municipal Bonds	Par (000)	Value

South Carolina (concluded)
South Carolina State Housing Finance & Development Authority, Refunding RB, Series A-2, AMT (AGM), 6.35%, 7/01/19	$505	$512,323

		9,379,830

Tennessee — 0.2%
Tennessee Housing Development Agency, Refunding RB, Homeownership Program, Series A, AMT (AGM), 5.35%, 1/01/26	1,560	1,568,268

Texas — 15.3%
City of Houston Texas, RB, Combined, First Lien, Series A (AGM), 5.00%, 11/15/36	10,000	10,470,900
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	5,700	6,602,994
5.38%, 11/15/38	3,650	4,007,372
Dallas ISD, GO, School Building (PSF-GTD), 6.38%, 2/15/34	10,000	12,241,700
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC), 5.63%, 11/01/26	15,000	15,181,650
Grand Prairie ISD Texas, GO, Refunding, CAB, 6.58%, 8/15/28 (b)	10,000	3,615,200
Harris County Hospital District, RB, Senior Lien, Series A (NPFGC), 5.25%, 2/15/37	9,650	9,721,121
Harris County-Houston Sports Authority, Refunding RB, Senior Lien, Series G (NPFGC):
5.75%, 11/15/19	265	264,088
5.75%, 11/15/20	3,500	3,512,180
5.25%, 11/15/30	5,000	4,887,750
Judson ISD Texas, GO, School Building (AGC), 5.00%, 2/01/37	10,000	10,407,500
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, AMT (NPFGC), 5.20%, 5/01/30 (c)	6,150	6,245,079
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	6,275	7,012,250
System, Series A (NPFGC), 5.13%, 1/01/28	21,750	22,873,387
System, Series B (NPFGC), 5.75%, 1/01/40	10,000	10,607,300
Texas Department of Housing & Community Affairs, MRB, Series A, AMT (NPFGC), 5.45%, 9/01/23	3,960	4,015,796
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.50%, 8/15/39	5,500	5,579,585
5.00%, 8/15/42	6,900	6,711,078

		143,956,930

Utah — 2.2%
Utah Transit Authority, Refunding RB, CAB, Sub-Series A (b):
(AGC), 5.39%, 6/15/20	15,930	10,709,580
(NPFGC), 4.88%, 6/15/23	5,000	2,774,300

4	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Utah (concluded)
Utah Transit Authority, Refunding RB, CAB, Sub-Series A (b) (concluded):
(NPFGC), 5.22%, 6/15/24	$13,930	$7,323,976

		20,807,856

Vermont — 0.3%
Vermont HFA, HRB, Series 12B, AMT (AGM), 6.30%, 11/01/19	290	295,922
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (c)	2,585	2,671,959

		2,967,881

Washington — 4.4%
Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A, AMT (AMBAC), 5.45%, 7/01/37	3,030	3,036,939
Chelan County Public Utility District No. 1, Refunding RB, Chelan Hydro System, Series C, AMT (NPFGC), 5.65%, 7/01/32	6,000	6,061,380
Radford Court Properties Washington, RB (NPFGC), 5.75%, 6/01/32	10,000	10,130,800
Seattle Housing Authority Washington, RB, Capital Fund Program, High Rise Rehabilitation, Series III, AMT (AGM), 5.15%, 11/01/27	6,255	6,462,791
Washington Health Care Facilities Authority, RB:
Providence Health & Services, Series A, 5.00%, 10/01/39	1,125	1,163,408
Providence Health & Services, Series A, 5.25%, 10/01/39	2,725	2,869,752
Providence Health System, Series A (NPFGC), 5.25%, 10/01/21	5,575	5,733,943
Washington Health Care Facilities Authority, Refunding RB, Catholic Health Initiatives, Series D, 6.38%, 10/01/36	5,400	6,102,810

		41,561,823

Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	3,745	3,902,852
SynergyHealth Inc., 6.00%, 11/15/32	3,395	3,514,640

		7,417,492

Total Municipal Bonds – 114.1%		1,072,161,708

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Arizona — 1.2%
Arizona School Facilities Board, COP (AGC), 5.13%, 9/01/21	10,000	10,968,600

California — 12.2%
Alameda County Joint Powers Authority, Refunding RB, Lease (AGM), 5.00%, 12/01/34	6,990	7,182,784

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

California (concluded)
California State University, RB, Systemwide, Series A (AGM), 5.00%, 11/01/33	$7,996	$8,326,244
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	18,435	18,950,023
City of Riverside California, RB, Issue D (AGM), 5.00%, 10/01/38	20,000	20,458,800
Foothill-De Anza Community College District, GO, Election of 1999, Series C (NPFGC), 5.00%, 8/01/36	7,500	7,710,150
Las Virgenes Unified School District California, GO, Series A (AGM), 5.00%, 8/01/31	10,000	10,430,813
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	5,248	6,024,461
Orange County Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	10,780	11,309,945
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	1,047	1,135,485
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	9,370	9,879,166
San Francisco Bay Area Rapid Transit District, RB (AGM), 5.00%, 7/01/36	10,000	10,327,661
University of California, RB, Series O, 5.75%, 5/15/34	2,205	2,514,450

		114,249,982

Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	2,469	2,659,608

Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T-1, 4.70%, 7/01/29	5,010	5,378,936

District of Columbia — 0.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30	2,595	2,972,053
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	4,281	4,872,410

		7,844,463

Florida — 0.4%
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	3,299	3,458,087

Georgia — 1.1%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Indenture, Series B (AGM), 5.00%, 7/01/37	10,000	10,586,290

Hawaii — 1.1%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	9,830	10,111,335

Illinois — 2.5%
City of Chicago Illinois, GO, Refunding, Series A (AGC), 5.25%, 1/01/24	11,000	12,021,460

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2010	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	$10,000	$11,703,700

		23,725,160

Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	5,985	6,632,076

Louisiana — 1.1%
State of Louisiana, RB, Series A (AGM), 5.00%, 5/01/36	10,000	10,424,500

Nevada — 0.6%
Clark County Water Reclamation District, GO, Series B:
5.50%, 7/01/29	510	570,157
5.75%, 7/01/34	4,813	5,425,343

		5,995,500

New Jersey — 1.3%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	10,000	12,361,300

New York — 4.6%
New York City Municipal Water Finance Authority, RB, Series DD, 5.00%, 6/15/37	17,567	18,628,689
Port Authority of New York & New Jersey, RB, Consolidated, 155th Series, AMT (AGM), 5.13%, 7/15/30	19,500	20,096,505
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	4,500	4,915,935

		43,641,129

North Carolina — 1.1%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	9,996	10,146,860

Ohio — 0.7%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	4,990	5,099,481
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,520	1,646,646

		6,746,127

South Carolina — 0.5%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	4,928	5,159,063

Texas — 3.8%
Friendswood ISD Texas, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/37	12,955	13,775,625
Houston ISD, GO, Schoolhouse (PSF-GTD), 5.00%, 2/15/33	10,000	10,602,400
Texas State University Systems, Refunding RB, 5.25%, 3/15/26	10,000	11,074,000

		35,452,025

Virginia — 0.5%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	3,950	4,235,585

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Washington — 5.9%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/34	$16,770	$17,849,485
County of King Washington, RB (AGM), 5.00%, 1/01/37	15,785	16,540,546
Port of Seattle Washington, Refunding RB, Series B, AMT (NPFGC), 5.20%, 7/01/29	20,565	20,741,893

		55,131,924

Wisconsin — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	3,959	4,165,241

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 41.4%		389,073,791

Total Long-Term Investments (Cost – $1,401,240,380) – 155.5%		1,461,235,499

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.13% (f)(g)	17,034,166	17,034,166

Total Short-Term Securities (Cost – $17,034,166) – 1.8%		17,034,166

Total Investments (Cost – $1,418,274,546*) – 157.3%		1,478,269,665
Other Assets Less Liabilities – 1.4%		13,501,071
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (20.8)%		(195,850,491)
Preferred Shares, at Redemption Value – (37.9)%		(356,497,181)

Net Assets Applicable to Common Shares– 100.0%		$939,423,064

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,222,305,374

Gross unrealized appreciation	$67,547,021
Gross unrealized depreciation	(7,246,005)

Net unrealized appreciation	$60,301,016

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JP Morgan Securities	$4,494,311	$7,293

6	BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2010

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund III, Inc. (MYI)

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

FFI Institutional
Tax-Exempt
Fund	11,426,470	5,607,696	17,034,166	$6,411

(g)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$1,461,235,499	—	$1,461,235,499
Short-Term Securities	$17,034,166	—	—	17,034,166

Total	$17,034,166	$1,461,235,499	—	$1,478,269,665

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD QUALITY FUND III, INC.	OCTOBER 31, 2010	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund III, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund III, Inc.

Date: December 22, 2010